Operating leases (Details) - Schedule of balance sheet information related to operating leases - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Balance Sheet Information Related To Operating Leases Abstract
Operating lease right-of-use assets	$ 5,343,608	$ 2,132,247
Operating lease right-of-use assets – related parties	519,140	1,136,775
Total operating lease right-of-use assets	5,862,748	3,269,022
Operating lease liabilities, current	1,217,604	851,936
Operating lease liabilities – related parties, current	283,567	595,424
Operating lease liabilities, non-current	5,755,973	1,712,303
Operating lease liabilities – related party, non-current		288,563
Total operating lease liabilities	$ 7,257,144	$ 3,448,226
Weighted average remaining lease term of operating leases	6 years 4 months 2 days	3 years 1 month 2 days
Weighted average discount rate of operating leases	6.525%	6.525%